CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Accounts receivable, allowance | $		$ 2,091		$ 2,134
Ordinary shares, par value per share | ₪ / shares	₪ 0.03		₪ 0.03
Ordinary shares, shares authorized		80,000,000		80,000,000
Ordinary shares, shares issued		48,106,683		46,287,732
Ordinary shares, shares outstanding		47,991,344		46,172,393
Treasury Stock, Common, Shares		115,339		115,339